Comprehensive Income	6 Months Ended
Jun. 30, 2011
Comprehensive Income [Abstract]
Comprehensive Income
Comprehensive Income

Comprehensive income consists of net income and foreign currency translation adjustments and is included in the condensed consolidated statement of shareholders' equity.  For the three month periods ended June 30, 2011 and 2010, comprehensive income was $15.8 million and $5.6 million, respectively and for the six month periods ended June 30, 2011 and 2010, comprehensive income was $34.3 million and $14.2 million, respectively.